Computation of net income (loss) per common share ("EPS"), basic and diluted (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2014
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Stockholders Equity Reverse Stock Split Conversion Ratio	1-for-10